Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16)	$ 66,397	$ 103,146	$ 176,110	$ 96,790
Current portion of derivative liabilities (note 8)	632	289
Operating lease right-of-use assets (notes 7 and 15)	548	2,529
Total vessels and equipment	1,056,657	1,104,742
Vessels related to finance leases, at cost, less accumulated depreciation of $89.5 million (2020 - $124.4 million) (note 7)	368,118	450,558
Short-term Debt	(10,000)	(10,000)
Long-term debt, including current portion (note 6)	(293,599)	(242,961)
Total obligations related to finance leases	(292,757)	(360,043)
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 8)	632	289
Due from Joint Ventures, Noncurrent	3,780	5,280
Reported Value Measurement [Member] | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 8)	296	(289)
Reported Value Measurement [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 8)	336
Level 2 | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(10,000)	(10,000)
Long-term debt, including current portion (note 6)	(293,599)	(242,961)
Total obligations related to finance leases	(292,757)	(360,043)
Level 2 | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(10,000)	(10,000)
Long-term debt, including current portion (note 6)	(298,704)	(248,738)
Total obligations related to finance leases	(309,164)	(411,740)
Fair Value, Recurring [Member] | Level 1 | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16)	66,397	103,146
Fair Value, Recurring [Member] | Level 1 | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16)	66,397	103,146
Fair Value, Recurring [Member] | Level 2 | Reported Value Measurement [Member] | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	(195)	(886)
Fair Value, Recurring [Member] | Level 2 | Reported Value Measurement [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 8)	336	0
Fair Value, Recurring [Member] | Level 2 | Estimate of Fair Value Measurement [Member] | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	(195)	(886)
Fair Value, Recurring [Member] | Level 2 | Estimate of Fair Value Measurement [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 8)	336	0
Fair Value, Nonrecurring [Member] | Level 2 | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (notes 7 and 15)	0	1,799
Total vessels and equipment	125,125	59,250
Vessels related to finance leases, at cost, less accumulated depreciation of $89.5 million (2020 - $124.4 million) (note 7)	26,250	0
Assets Held-for-sale, Long Lived, Fair Value Disclosure	11,270	31,680
Fair Value, Nonrecurring [Member] | Level 2 | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (notes 7 and 15)	0	1,799
Total vessels and equipment	125,125	59,250
Vessels related to finance leases, at cost, less accumulated depreciation of $89.5 million (2020 - $124.4 million) (note 7)	26,250	0
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 11,270	$ 31,680